CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Net income	$ 112,489,844	$ 102,756,200	$ 67,144,021
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	(19,864,289)	(15,692,855)	(5,027,486)
Unrealized gains on available-for-sale investments:
Net unrealized gains on available-for-sale investments, net of tax effect of $nil, $nil and $217,444 for the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively	75,460,297	10,576,836	1,348,600
Other comprehensive (loss)/income	55,596,008	(5,116,019)	(3,678,886)
Comprehensive income	168,085,852	97,640,181	63,465,135
Add: Comprehensive loss attributable to noncontrolling interest	5,612,939	120,142	13,576
Comprehensive income attributable to TAL Education Group's shareholders	$ 173,698,791	$ 97,760,323	$ 63,478,711